Financial assets and other receivables - Other financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Other non-current financial assets held with third parties	$ 2,618	$ 70,343
Other current financial assets held with third parties	5,544	2,523
Other total financial assets held with third parties	8,162	72,866
Amortised cost | Other financial assets
Disclosure of financial assets [line items]
Other non-current financial assets held with third parties	2,618	3,264
Other total financial assets held with third parties	2,618	3,264
Fair value through other comprehensive income - designated | Equity securities
Disclosure of financial assets [line items]
Other current financial assets held with third parties	5,544	2,523
Other total financial assets held with third parties	$ 5,544	2,523
Fair value through profit or loss - mandatorily measured | Debt instruments
Disclosure of financial assets [line items]
Other non-current financial assets held with third parties		67,079
Other total financial assets held with third parties		$ 67,079